Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Fair Value Transfers Between Classes Amount			$ 6,000
Trading Securities And Trading Assets, Excluding Derivatives [Member]
Assets:
Balance, beginning of period	$ 650	$ 823	1,063
Net gains (losses) included in net income	31	59	74
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(159)	(204)	(77)
Transfers into Level 3	13	31	52
Transfers out of Level 3	(94)	(59)	(289)
Balance, end of period	441	650	823
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(43)	(16)	(19)
Trading Securities [Member]
Assets:
Balance, beginning of period	595	769	987
Net gains (losses) included in net income	28	69	96
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(135)	(215)	(77)
Transfers into Level 3	12	30	51
Transfers out of Level 3	(93)	(58)	(288)
Balance, end of period	407	595	769
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(29)	(15)	(11)
Trading Securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	7	39	46
Net gains (losses) included in net income	0	1	3
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	1	(2)	(10)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(31)	0
Balance, end of period	8	7	39
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Trading Securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Balance, beginning of period	445	541	742
Net gains (losses) included in net income	8	36	67
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(110)	(121)	(37)
Transfers into Level 3	0	4	0
Transfers out of Level 3	0	(15)	(231)
Balance, end of period	343	445	541
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(28)	(48)	(33)
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	54	53	52
Net gains (losses) included in net income	2	0	9
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	(21)	(1)
Transfers into Level 3	12	26	13
Transfers out of Level 3	(12)	(4)	(20)
Balance, end of period	56	54	53
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(2)	1	6
Trading Securities [Member] | Mortgage-backed securities [Member]
Assets:
Balance, beginning of period	0	1	6
Net gains (losses) included in net income	1	0	1
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1)	2	9
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(3)	(15)
Balance, end of period	0	0	1
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	1	0	1
Trading Securities [Member] | Asset-backed securities [Member]
Assets:
Balance, beginning of period	79	122	138
Net gains (losses) included in net income	16	32	16
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(14)	(70)	(35)
Transfers into Level 3	0	0	25
Transfers out of Level 3	(81)	(5)	(22)
Balance, end of period	0	79	122
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	32	15
Trading Securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period	10	13	3
Net gains (losses) included in net income	1	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(11)	(3)	(3)
Transfers into Level 3	0	0	13
Transfers out of Level 3	0	0	0
Balance, end of period	0	10	13
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Other trading asset [Member]
Assets:
Balance, beginning of period	55	54	76
Net gains (losses) included in net income	3	(10)	(22)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(24)	11	0
Transfers into Level 3	1	1	1
Transfers out of Level 3	(1)	(1)	(1)
Balance, end of period	34	55	54
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(14)	(1)	(8)
Available-for-sale securities [Member]
Assets:
Balance, beginning of period	6,029	7,995	27,439
Net gains (losses) included in net income	258	200	72
Net gains (losses) included in other comprehensive income	(251)	(232)	38
Purchases, sales, issuances and settlements, net	(1,602)	(1,720)	(782)
Transfers into Level 3	8	148	100
Transfers out of Level 3	(716)	(362)	(18,872)
Balance, end of period	3,726	6,029	7,995
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(40)	(8)	(15)
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Balance, beginning of period	5,366	7,266	26,645
Net gains (losses) included in net income	255	188	62
Net gains (losses) included in other comprehensive income	(249)	(203)	40
Purchases, sales, issuances and settlements, net	(1,578)	(1,671)	(709)
Transfers into Level 3	8	148	100
Transfers out of Level 3	(76)	(362)	(18,872)
Balance, end of period	3,726	5,366	7,266
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(40)	(8)	(15)
Available-for-sale securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	2,277	3,214	3,631
Net gains (losses) included in net income	6	21	11
Net gains (losses) included in other comprehensive income	(16)	(86)	(85)
Purchases, sales, issuances and settlements, net	(691)	(569)	(182)
Transfers into Level 3	0	59	53
Transfers out of Level 3	(76)	(362)	(214)
Balance, end of period	1,500	2,277	3,214
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(5)	(2)	0
Available-for-sale securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Balance, beginning of period	1,087	1,420	13,188
Net gains (losses) included in net income	218	117	8
Net gains (losses) included in other comprehensive income	(169)	(47)	124
Purchases, sales, issuances and settlements, net	(571)	(403)	625
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(12,525)
Balance, end of period	565	1,087	1,420
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(2)	0
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	252	281	274
Net gains (losses) included in net income	12	25	10
Net gains (losses) included in other comprehensive income	(46)	(25)	(10)
Purchases, sales, issuances and settlements, net	179	(29)	(13)
Transfers into Level 3	8	0	23
Transfers out of Level 3	0	0	(3)
Balance, end of period	405	252	281
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(32)	0	0
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Balance, beginning of period	133	202	297
Net gains (losses) included in net income	17	20	4
Net gains (losses) included in other comprehensive income	(24)	(6)	27
Purchases, sales, issuances and settlements, net	(52)	(83)	(98)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(28)
Balance, end of period	74	133	202
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(2)	(4)	(8)
Available-for-sale securities [Member] | Residential [Member]
Assets:
Balance, beginning of period	24	64	94
Net gains (losses) included in net income	5	11	17
Net gains (losses) included in other comprehensive income	(6)	(5)	(1)
Purchases, sales, issuances and settlements, net	(22)	(46)	(40)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(6)
Balance, end of period	1	24	64
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Balance, beginning of period	109	138	203
Net gains (losses) included in net income	12	9	(13)
Net gains (losses) included in other comprehensive income	(18)	(1)	28
Purchases, sales, issuances and settlements, net	(30)	(37)	(58)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(22)
Balance, end of period	73	109	138
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(2)	(4)	(8)
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Balance, beginning of period	1,617	2,149	9,255
Net gains (losses) included in net income	2	5	29
Net gains (losses) included in other comprehensive income	6	(39)	(16)
Purchases, sales, issuances and settlements, net	(443)	(587)	(1,041)
Transfers into Level 3	0	89	24
Transfers out of Level 3	0	0	(6,102)
Balance, end of period	1,182	1,617	2,149
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	0	(7)
Available-for-sale securities [Member] | Auto loans and leases [Member]
Assets:
Balance, beginning of period	245	492	5,921
Net gains (losses) included in net income	0	0	(1)
Net gains (losses) included in other comprehensive income	19	(33)	(34)
Purchases, sales, issuances and settlements, net	(264)	(214)	(1,067)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(4,327)
Balance, end of period	0	245	492
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Home equity loans [Member]
Assets:
Balance, beginning of period	0	0	51
Net gains (losses) included in net income	0	0	3
Net gains (losses) included in other comprehensive income	0	0	(1)
Purchases, sales, issuances and settlements, net	0	0	(5)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	(48)
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Balance, beginning of period	1,372	1,657	3,283
Net gains (losses) included in net income	2	5	27
Net gains (losses) included in other comprehensive income	(13)	(6)	19
Purchases, sales, issuances and settlements, net	(179)	(373)	31
Transfers into Level 3	0	89	24
Transfers out of Level 3	0	0	(1,727)
Balance, end of period	1,182	1,372	1,657
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	0	(7)
Available-for-sale securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period	663	729	794
Net gains (losses) included in net income	3	12	10
Net gains (losses) included in other comprehensive income	(2)	(29)	(2)
Purchases, sales, issuances and settlements, net	(24)	(49)	(73)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(640)	0	0
Balance, end of period	0	663	729
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Perpetual preferred securities [Member]
Assets:
Balance, beginning of period	663	729	794
Net gains (losses) included in net income	3	8	10
Net gains (losses) included in other comprehensive income	(2)	(29)	(2)
Purchases, sales, issuances and settlements, net	(24)	(45)	(73)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(640)	0	0
Balance, end of period	0	663	729
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Other marketable equity securities [Member]
Assets:
Balance, beginning of period	0	0	0
Net gains (losses) included in net income	0	4	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	(4)	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Mortgages held for sale [Member]
Assets:
Balance, beginning of period	2,313	2,374	3,250
Net gains (losses) included in net income	23	4	5
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(977)	(276)	(874)
Transfers into Level 3	194	440	336
Transfers out of Level 3	(471)	(229)	(343)
Balance, end of period	1,082	2,313	2,374
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(23)	7	(74)
Loans [Member]
Assets:
Balance, beginning of period	5,788	5,723	6,021
Net gains (losses) included in net income	(128)	(52)	(211)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(344)	(104)	106
Transfers into Level 3	0	270	0
Transfers out of Level 3	0	(49)	(193)
Balance, end of period	5,316	5,788	5,723
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(117)	(32)	(178)
Mortgage servicing rights [Member]
Assets:
Balance, beginning of period	12,738	15,580	11,538
Net gains (losses) included in net income	(1,870)	(4,031)	1,156
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	1,547	1,189	2,886
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	12,415	12,738	15,580
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	214	(2,122)	3,398
Derivative [Member]
Assets and Liabilities:
Balance, beginning of period	(23)	(465)	(649)
Net gains (losses) included in net income	1,259	1,653	(783)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1,045)	(1,325)	838
Transfers into Level 3	(15)	(20)	(13)
Transfers out of Level 3	(48)	134	142
Balance, end of period	128	(23)	(465)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	176	196	180
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Balance, beginning of period	293	(40)	659
Net gains (losses) included in net income	1,132	1,588	(662)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1,137)	(1,255)	(39)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	2
Balance, end of period	288	293	(40)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	97	317	(186)
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Balance, beginning of period	1	(10)	21
Net gains (losses) included in net income	7	(21)	0
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	6	(2)	(66)
Transfers into Level 3	(2)	(3)	(1)
Transfers out of Level 3	0	37	36
Balance, end of period	12	1	(10)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	10	(1)	(19)
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Balance, beginning of period	(84)	(46)	(122)
Net gains (losses) included in net income	116	96	(151)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(82)	(214)	137
Transfers into Level 3	(13)	(17)	(14)
Transfers out of Level 3	(48)	97	104
Balance, end of period	(111)	(84)	(46)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	74	(42)	48
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Balance, beginning of period	0	9	21
Net gains (losses) included in net income	0	5	(15)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	0	(14)	1
Transfers into Level 3	0	0	2
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	9
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	(8)
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Balance, beginning of period	(189)	(375)	(1,150)
Net gains (losses) included in net income	19	26	(30)
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	167	160	805
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(3)	(189)	(375)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	10	(38)	345
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Balance, beginning of period	(44)	(3)	(78)
Net gains (losses) included in net income	(15)	(41)	75
Total net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	1	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(58)	(44)	(3)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(15)	(40)	0
Other assets [Member]
Assets:
Balance, beginning of period	2,593	1,503	162
Net gains (losses) included in net income	443	514	315
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	52	576	1,026
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	3,088	2,593	1,503
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	457	(8)	(2)
Short sale liabilities [Member]
Liabilities:
Balance, beginning of period	(6)	0	0
Net gains (losses) included in net income	0	1	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	6	(7)	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	(6)	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	1	0
Other liabilities [Member]
Liabilities:
Balance, beginning of period	(28)	(39)	(49)
Net gains (losses) included in net income	(13)	(10)	3
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	11	21	7
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(30)	(28)	(39)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	$ 0	$ (1)	$ 5